Revenue information (Tables)	12 Months Ended
Dec. 31, 2020
Revenue information
Schedule of disaggregation of revenue

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Base commission from transactions	2,034,115	3,454,957	2,223,685
Innovation initiatives and other value-added services	248,101	144,479	227,602
	2,282,216	3,599,436	2,451,287